INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2025	2024
Cost:

Know-how and patents	$3,201	$3,078
Technology	6,494	6,248
Customer relationships	1,038	1,004

	10,733	10,330
Accumulated amortization:

Know-how and patents	3,192	3,067
Technology	6,361	5,811
Customer relationships	1,038	984

	10,591	9,862

Intangible assets, net	$142	$468

b.	Amortization expenses related to intangible assets amounted to $343, $359 and $497 for the years ended December 31, 2025, 2024 and 2023, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2026	$136
2027	3
2028	3

$142